Derivative Instruments - Asset and Liability Management Derivative Positions of Company (Parenthetical) (Detail) - Asset and Liability Management Positions [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Notional Value, Assets	$ 36,579	$ 27,266
Notional Value, Liabilities	21,030	19,339
Fair Value, Liabilities	172	249
Underwriting Purchase and Sale Commitments [Member]
Derivative [Line Items]
Notional Value, Assets		19
Notional Value, Liabilities		19
Swap [Member] | Visa Class B Shares [Member]
Derivative [Line Items]
Notional Value, Liabilities	1,200	811
Fair Value, Liabilities	$ 125	$ 106
Derivative Liability Average Remaining Maturity Period	2 years 6 months	3 years 6 months